SEGMENTED REPORTING	12 Months Ended
Aug. 31, 2023
Disclosure of operating segments [abstract]
SEGMENTED REPORTING [Text Block]

15. SEGMENTED REPORTING

Segmented information is provided on the basis of geographical segments as the Company manages its business through two geographical regions - Canada and South Africa. The Chief Operating Decision Maker ("CODM") reviews information from the below segments separately so the below segments are separated.

The Company evaluates performance of its operating and reportable segments as noted in the following table:

At August 31, 2023	Assets	Liabilities

Canada	$5,787	$2,213
South Africa	44,234	434
	$50,021	$2,647

At August 31, 2022	Assets	Liabilities

Canada	$12,037	$1,777
South Africa	41,642	347
	$53,679	$2,124

Loss for the year ended	August 31, 2023	August 31, 2022

Canada	$5,016	$6,965
South Africa	647	1,278
	$5,663	$8,243